POST-EMPLOYMENT BENEFITS - Actuarial and Economic Hypotheses (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Turnover rate	T-1 Service (smoothed by 20%); GAMA - Exp. Turnover - NUCLEOS - 2015	T-1 Service (smoothed by 20%); GAMA - Exp. Turnover - NUCLEOS - 2015	0%; N/A; CORES - 2015; Attenuated by 20%; T1 Service Table, SUAV 20%	0%; N/A; CORES - 2015; Attenuated by 20%; T1 Service Table, SUAV 20%
Active and inactive mortality table	AT-2000 (segregated by sex) reduced by 10%;AT-2000 (segregated by sex) smoothed by 15%; AT-83 Female; AT-2000 M&F (smoothed by 10%); AT-2000 (male); AT-2000 Basic reduced by 5%, segregated by sex; AT-2000 (segregated by sex) reduced by 10%	AT-2000 (segregated by sex) reduced by 10%;AT-2000 (segregated by sex) smoothed by 15%; AT-83 Female; AT-2000 M&F (smoothed by 10%); AT-2000 (male); AT-2000 Basic reduced by 5%, segregated by sex; AT-2000 (segregated by sex) reduced by 10%	AT-83 Basic FEMALE; AT-83 Basic female; AT- 2000 M&F, Smoothed by 10%; AT-2000 Basic M; AT- 2000 Basic, reduced by 5% and segregated by sex; AT- 2000 Basic (reduced by 30%) M&F; AT-2000 (UNISEX) reduced by 10%; AT-2000 (Smoothed by 10%) M&F; AT-2000 Basic M&F;	AT-83 Basic FEMALE; AT-83 Basic female; AT- 2000 M&F, Smoothed by 10%; AT-2000 Basic M; AT- 2000 Basic, reduced by 5% and segregated by sex; AT- 2000 Basic (reduced by 30%) M&F; AT-2000 (UNISEX) reduced by 10%; AT-2000 (Smoothed by 10%) M&F; AT-2000 Basic M&F;
Mortality table of disabled	RRB-1983; AT-49 segregated by sex; AT-49 Reduced by 2 years Male; AT-49 (aggravated by 100%) M&F; AT-83 (male); AT-83 IAM (male)	RRB-1983; AT-49 segregated by sex; AT-49 Reduced by 2 years Male; AT-49 (aggravated by 100%) M&F; AT-83 (male); AT-83 IAM (male)	AT- 49 DES; AT- 49 reduced by 2 years; AT- 83 M&F smoothed by 10%; MI-85 segregated by sex; AT-83 M; AT-49 segregated by sex; AT- 49 M&F; AT- 49 Aggravated by 100% M&F; AT-83 M (reduced by 5%); RP 2000 Disable M&F; RRB - 1983	AT- 49 DES; AT- 49 reduced by 2 years; AT- 83 M&F smoothed by 10%; MI-85 segregated by sex; AT-83 M; AT-49 segregated by sex; AT- 49 M&F; AT- 49 Aggravated by 100% M&F; AT-83 M (reduced by 5%); RP 2000 Disable M&F; RRB - 1983
Disability Table	Light (Weak); Alvaro Vindas (smoothed by 50%); Alvaro Vindas; TASA 1927; Light (Medium)	Light (Weak); Alvaro Vindas (smoothed by 50%); Alvaro Vindas; TASA 1927; Light (Medium)	Alvaro Vindas; Medium Light	Alvaro Vindas; Medium Light
Current return on plan assets | R$		R$ 2,882,650		R$ 2,777,878
Defined benefit pension plan
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Annual actuarial discount real interest rate	3.89%	3.89%
Average annual inflation rate			4.06%	4.06%
Expected returns on plan assets	$ 3.89
Defined benefit pension plan | Minimum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Annual actuarial discount real interest rate	4.54%	4.54%	5.13%	5.13%
Projection of average wage increase	1.00%	1.00%	4.06%	4.06%
Expected returns on plan assets			$ 9.38
Defined benefit pension plan | Maximum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Annual actuarial discount real interest rate	4.78%	4.78%	5.45%	5.45%
Projection of average wage increase	3.00%	3.00%	6.59%	6.59%
Expected returns on plan assets			$ 9.73